Related Party Disclosures - Additional Information (Detail) - EUR (€)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Aug. 13, 2019
Disclosure of transactions between related parties [line items]
Percentage of fixed remuneration	66.00%
Percentage of performance related remuneration	33.00%
Percentage of event target achieved	100.00%
Remuneration	€ 30,000
Attendance fee	€ 500,000
Dr. Peschko Member
Disclosure of transactions between related parties [line items]
Related party expense		€ 825,000	€ 274,000
Trade and other payables		591,000
Severance payment granted		691,000
Pinsent Masons LLP [Member]
Disclosure of transactions between related parties [line items]
Related party expense		135,000	€ 75,000
Trade and other payables		12,000
Mr. Altan [Member]
Disclosure of transactions between related parties [line items]
Number Of Shares Issued				56,700
Price per share				€ 25
Mr. Edler Von Janecek [Member]
Disclosure of transactions between related parties [line items]
Severance payment granted		€ 263,000